Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39570
Entity Registrant Name	TIM S.A.
Entity Central Index Key	0001826168
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	João Cabral de Melo Neto Avenue, 850 – South Tower – 12th floor
Entity Address, City or Town	Rio de Janeiro
Entity Address, Postal Zip Code	22775-057
Title of 12(b) Security	American Depositary Shares
Trading Symbol	TIMB
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	2,420,804,398
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1448
Auditor Name	Ernst & Young Auditores Independentes S/S Ltda.
Auditor Location	Rio de Janeiro
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	João Cabral de Melo Neto Avenue, 850 – South Tower – 12th floor
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	22775-057
City Area Code	55
Local Phone Number	4109-4167
Contact Personnel Name	Alberto Mario Griselli